Intangible Assets	6 Months Ended
Jun. 30, 2011
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets

In January 2008, the United States Patent and Trademark Office issued the Company's patent #7324968 providing the Company with the rights granted to patent holders, including the ability to seek licenses for patent use and to protect the patent from infringement. This patent is for the real-time calculation of shipping costs for items purchased through online auctions using a zip code as a destination location indicator. It includes shipping charge calculations across multiple carriers and accounts for additional characteristics of the item being shipped, such as weight, special packaging or handling, and insurance costs.

On April 19, 2011, the United States Patent and Trademark Office issued the Company's patent #7930237 providing the Company with the rights granted to patent holders, including the ability to seek licenses for patent use and to protect the patent from infringement. This patent covers a technique for facilitating advanced, rapid, accurate estimation of shipping costs across multiple shipping carriers and shipping options between buyer and seller in an online auction.

The patents are presented net of accumulated amortization of $8,470 and $8,000 at June 30, 2011 and December 31, 2010, respectively.

Amortization expense of intangible assets for each of the six months ended June 30, 2011 and 2010 was $470.

Estimated future annual amortization expense is $940 for each year through 2019.